Employee benefit expense	12 Months Ended
Dec. 31, 2019
Classes Of Employee Benefits Expense [Abstract]
Employee benefit expense

18. Employee benefit expense

The following employee benefit expenses are included in cost of products and services sold, administration, exploration, research and development and property, plant and equipment:

	2019	2018

Wages and salaries	$238,000	$305,367
Statutory and company benefits	41,972	50,477
Expenses related to defined benefit plans [note 25]	4,790	3,527
Expenses related to defined contribution plans [note 25]	11,767	13,431
Equity-settled share-based compensation [note 24]	17,469	18,821
Cash-settled share-based compensation [note 24]	(1,437)	3,597

Total	$312,561	$395,220